CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Other reserves	Accumulated deficit	Total shareholders equity	Non-controlling interest	Total
Impact of correction	$ 27	$ 3,404	$ (18,777)	$ (15,346)		$ (15,346)
Beginning Balance at Dec. 31, 2018	27	3,404	(18,777)	(15,346)		$ (15,346)
Beginning Balance (in Shares) at Dec. 31, 2018						20,000
Income or Loss for the year			(35,526)	(35,526)		$ (35,526)
Other comprehensive loss			(3)	(3)		(3)
Total comprehensive loss for the year, net of tax			(35,529)	(35,529)		(35,529)
Equity contribution from shareholders		108		108		108
Share-based payments		6,413	(10)	6,403		6,403
Distribution and dividends			(4,206)	(4,206)		(4,206)
Total transactions with shareholders		6,521	(4,216)	2,305		2,305
Ending Balance (Previously stated) at Dec. 31, 2019	27	8,106	(56,702)	(48,569)		(48,569)
Ending Balance (Correction of errors) at Dec. 31, 2019		1,819	(1,820)	(1)		(1)
Ending Balance at Dec. 31, 2019	$ 27	9,925	(58,522)	(48,570)		$ (48,570)
Ending Balance (in Shares) (Previously stated) at Dec. 31, 2019	20,000
Ending Balance (in Shares) at Dec. 31, 2019	20,000					20,000
Impact of correction | Previously stated	$ 27	8,106	(56,702)	(48,569)		$ (48,569)
Impact of correction | Correction of errors		1,819	(1,820)	(1)		(1)
Impact of correction	27	9,925	(58,522)	(48,570)		(48,570)
Income or Loss for the year			(751)	(751)		(751)
Other comprehensive loss			15	15		15
Total comprehensive loss for the year, net of tax			(736)	(736)		(736)
Share-based payments		2,159	(1,147)	1,012		1,012
Distribution and dividends			(53,614)	(53,614)		(53,614)
Total transactions with shareholders		2,159	(54,761)	(52,602)		(52,602)
Ending Balance (Previously stated) at Dec. 31, 2020	27	8,289	(111,070)	(102,754)		(102,754)
Ending Balance (Correction of errors) at Dec. 31, 2020		3,795	(2,949)	846		846
Ending Balance at Dec. 31, 2020	$ 27	12,084	(114,019)	(101,908)		(101,908)
Ending Balance (in Shares) (Previously stated) at Dec. 31, 2020	20,000
Ending Balance (in Shares) at Dec. 31, 2020	20,000
Impact of correction | Previously stated	$ 27	8,289	(111,070)	(102,754)		(102,754)
Impact of correction | Correction of errors		3,795	(2,949)	846		846
Impact of correction	27	12,084	(114,019)	(101,908)		(101,908)
Income or Loss for the year			(117,455)	(117,455)	$ 11	(117,444)
Other comprehensive loss		36	(25)	11		11
Total comprehensive loss for the year, net of tax		36	(117,480)	(117,444)	11	(117,433)
Equity contribution from shareholders	$ (27)	119,681		119,654		119,654
Issuance of shares upon the Transaction (in shares)	196,503,101
Share-based payments		128,517	2	128,519		128,519
Share warrant obligations		(32,109)		(32,109)		(32,109)
Acquisition of non-controlling interest					33	33
Distribution and dividends		(61,804)	(96,000)	(157,804)		(157,804)
Total transactions with shareholders	$ (27)	154,285	(95,998)	58,260	33	58,293
Total transactions with shareholders (in shares)	196,503,101
Ending Balance at Dec. 31, 2021		166,405	(327,497)	(161,092)	44	$ (161,048)
Ending Balance (in Shares) at Dec. 31, 2021	196,523,101					196,523,101
Impact of correction		$ 166,405	$ (327,497)	$ (161,092)	$ 44	$ (161,048)